Commitments and Contingencies - Additional Information (Detail) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Claim	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies [Line Items]
Number of putative and certified class action proceedings | Claim			1
Class action lawsuits, pending | Claim			1
Open capital commitments	$ 99,201		$ 93,180	$ 17,957
Unfunded commitment liability	94,518		87,928	16,185
Investments in limited partnership	30,443		20,167	7,707
Recognized tax credits related to partnership investments	3,941	$ 1,379	2,793	1,235	$ 1,220
Operating lease expenses	1,887	1,159	3,155	2,828	2,760
Total expense under the agreement	723,631	591,147	1,167,109	1,537,224	978,316
Accumulated Depreciation			85,899	159,380
Commercial Mortgage Backed Securities
Commitments and Contingencies [Line Items]
Capital commitments due within a year	245,375		$ 332,773	157,050
Service Agreements
Commitments and Contingencies [Line Items]
Service fee			0.10%
Additional service fee			0.15%
Agreement termination notice period			90 days
Termination period on which service fee continues to be paid			10 years
Total commitment in the event of termination	54,089		$ 53,653
Total expense under the agreement	2,652	2,888	6,677	7,734	5,980
Service Agreements | Yearly
Commitments and Contingencies [Line Items]
Total commitment in the event of termination	2,704		5,365
Furniture and Fixtures
Commitments and Contingencies [Line Items]
Cost of furniture and equipment			2,976	2,976
Depreciation		$ 372	619	744	$ 745
Accumulated Depreciation			2,976	2,357
Private placement
Commitments and Contingencies [Line Items]
Capital commitments due within a year	$ 650,662		$ 167,190	$ 188,000